Borrowings and derivative financial instrument - Interest rate changes (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Non-current borrowings exposed to interest rate changes	R 15,944	R 10,898	R 6,873
Committed undrawn facilities	21,255	26,743	20,755
Uncommitted undrawn facilities	1,673	2,933	3,274
Total undrawn facilities	22,928	29,676	24,029
Within one year
Disclosure of detailed information about borrowings [line items]
Committed undrawn facilities	685	685	2,185
Between one and two years
Disclosure of detailed information about borrowings [line items]
Committed undrawn facilities	0	0	0
Between two and three years
Disclosure of detailed information about borrowings [line items]
Committed undrawn facilities	20,570	22,260	18,570
- later than three years
Disclosure of detailed information about borrowings [line items]
Committed undrawn facilities	0	3,798	0
Floating rate with exposure to change in JIBAR
Disclosure of detailed information about borrowings [line items]
Non-current borrowings exposed to interest rate changes	2,500	3,000	4,000
Floating rate with exposure to change in term SOFR
Disclosure of detailed information about borrowings [line items]
Non-current borrowings exposed to interest rate changes	3,897	2,174	0
Floating rate with exposure to change in LIBOR
Disclosure of detailed information about borrowings [line items]
Non-current borrowings exposed to interest rate changes	0	0	2,873
Floating rate with exposure to change in EURIBOR
Disclosure of detailed information about borrowings [line items]
Non-current borrowings exposed to interest rate changes	R 9,547	R 5,724	R 0